Income Taxes (Tables)	12 Months Ended
Jun. 30, 2012
Earnings/(loss) From Continuing Operations Before Income Taxes and Discontinued Operations

Earnings/(loss) from continuing operations before income taxes and discontinued operations are as follows for the fiscal years ended 2012, 2011 and 2010:

(in millions)	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010
U.S. Operations	($402.1)	($85.1)	($543.5)
Non-U.S. Operation	$420.7	$79.7	$328.1

	$18.6	($5.4)	($215.4)

Provision /(benefit) For Income Taxes

The provision /(benefit) for income taxes consists of the following for the fiscal years ended 2012, 2011 and 2010:

(in millions)	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010
Current:
Federal	$—	$(0.9)	$2.8
State and local	0.1	(0.5)	0.4
Non-U.S.	19.2	19.0	33.5

Total	$19.3	$17.6	$36.7

Deferred:
Federal	$6.0	$5.5	$5.5
State and local	0.2	1.2	1.2
Non-U.S.	(9.0)	(0.6)	(21.5)

Total	(2.8)	6.1	(14.8)

Total provision/(benefit)	$16.5	$23.7	$21.9

Reconciliation of Provision/(benefit) Based On Federal Statutory Income Tax Rate

A reconciliation of the provision/(benefit) based on the federal statutory income tax rate to the Company’s effective income tax rate is as follows for the fiscal years ended 2012, 2011 and 2010:

(in millions)	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010
Provision at U.S. Federal Statutory tax rate	$8.7	$(5.4)	$(91.2)
State and local income taxes, net of federal benefit	0.2	0.8	(8.3)
Foreign tax rate differential	(43.1)	(11.8)	(12.6)
Goodwill impairment	—	—	69.2
Permanent items	34.8	2.8	56.2
Unrecognized Tax Positions	(2.8)	2.5	(1.3)
Tax valuation allowance	28.1	29.5	10.3
Foreign tax credit	(0.2)	(0.2)	—
Income Tax	(7.7)	6.1	—
Other	(1.5)	(0.6)	(0.4)

	$16.5	$23.7	$21.9

Components Of Deferred Income Tax Assets and Liabilities

The components of the deferred income tax assets and liabilities are as follows at June 30, 2012 and 2011:

(in millions)	2012	2011
Deferred income tax assets:
Accrued liabilities	$38.0	$37.8
Equity compensation	7.3	7.0
Loss and tax credit carry forwards	216.0	278.9
Foreign Currency	27.6	23.2
Pension	38.5	14.3
Property-related	25.9	15.2
Intangibles	15.9	3.0
Other	8.3	6.7
OCI	27.0	14.3

Total deferred income tax assets	404.5	400.4
Valuation Allowance	(250.7)	(265.6)

Net deferred income tax assets	153.8	134.8

(in millions)	2012	2011
Deferred income tax liabilities:
Accrued Liabilities	(2.5)	(2.1)
Equity Compensation	0.1	—
Foreign Currency	(1.2)	(0.5)
Property-related	(30.0)	(17.1)
Goodwill and other intangibles	(187.0)	(155.0)
Other	(0.9)	(0.8)
OCI	—	(17.9)

Total deferred income tax liabilities	(221.5)	(193.4)

Net deferred income tax liabilities	$(67.7)	$(58.6)

Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities in the preceding table are in the following captions in the balance sheet at June 30, 2012 and 2011:

(in millions)	2012	2011
Current deferred tax asset	$18.6	$20.0
Non-current deferred tax asset	135.2	114.8
Current deferred tax liability	(1.6)	(0.7)
Non-current deferred tax liability	(219.9)	(192.7)

Net deferred tax liability	$(67.7)	$(58.6)

Reconciliation of Unrecognized Tax Benefit, Excluding Accrued Interest

A reconciliation of our unrecognized tax benefit, excluding accrued interest for June 30, 2012 is as follows:

(in millions)
Balance at June 30, 2011	$33.9
Additions based on tax positions related to the current year	4.4
Additions for tax positions of prior years	0.7
Reductions for tax positions of prior years	(5.6)

Balance at June 30, 2012	$33.4